       As filed with the Securities and Exchange Commission on May 8, 2003
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 52                             [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54                                            [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box):

         [ ]   Immediately upon filing pursuant to paragraph (b)


         [X]   On May 8, 2003 pursuant to paragraph (b)


         [ ]   60 days after filing pursuant to paragraph (a)(1)

         [ ]   On (date), pursuant to paragraph (a)(1)

         [ ]   75 days after filing pursuant to paragraph (a)(2)

         [ ] On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Municipal Money Fund -
Institutional Shares an Select Shares(R)


                                                                      PROSPECTUS
                                                                    May 10, 2003

As with all mutual funds, the Securities and Exchange
Commission (SEC) has not approved these securities or
passed on whether the information in this prospectus
is adequate and accurate. Anyone who indicates
otherwise is committing a federal crime.                   [CHARLES SCHWAB LOGO]

Schwab Municipal Money Fund -
Institutional Shares and Select Shares(R)



About the fund
     Strategy ...................................................       2
     Main risks .................................................       3
     Fund fees and expenses .....................................       4
     Fund management ............................................       5
Investing in the fund
     Buying shares ..............................................       7
     Selling/exchanging shares ..................................       8
     Transaction policies .......................................       9
     Dividends and taxes ........................................      10

Schwab
Municipal Money Fund

TICKER SYMBOL     Institutional Shares: SWOXX     Select Shares: SWLXX



THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal income tax. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the performance of the fund's Value Advantage Shares has varied from year to year and how it averages out over time. The Value Advantage Shares are not offered in this prospectus. Because the Institutional Shares and Select Shares(R) of the fund invest in the same portfolio of securities, returns for these classes will be similar to those of the Value Advantage Shares. Performance will be different only to the extent that the Institutional Shares and Select Shares have lower expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


[BAR CHART]


ANNUAL TOTAL RETURNS (%) as of 12/31
96                         3.14%
97                         3.32%
98                         3.14%
99                         2.91%
00                         3.75%
01                         2.45%
02                         1.12%

BEST QUARTER:  0.99% Q4 2000
WORST QUARTER: 0.27% Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                         Since
                               1 year       5 years     inception 1
Schwab Municipal
Money Fund -
Value Advantage Shares          1.12         2.67        2.87


1 Inception: 7/7/95.

FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)


                                                      INSTITUTIONAL           SELECT
SHAREHOLDER FEES                                          SHARES             SHARES(R)
                                                          None                 None
ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                           0.35                 0.35
Distribution (12b-1) fees                                 None                 None
Other expenses                                            0.24                 0.24
                                                      -----------------------------
Total annual operating expenses                           0.59                 0.59
Expense reduction                                        (0.35)               (0.24)
                                                      -----------------------------
NET OPERATING EXPENSES*                                   0.24                 0.35
                                                      -----------------------------



* Guaranteed by Schwab and the investment adviser through 5/10/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



                      1 year      3 years      5 years      10 years
Institutional
Shares                 $25        $154         $295         $705
Select Shares          $36        $165         $306         $716



To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.



Schwab Municipal Money Fund - Institutional Shares and Select Shares(R)
4

Fund management


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $143 billion under management.



The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/02).



As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/02, this fee was 0.21% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represent the actual amounts paid, including the effects of a reduction.

Investing in the fund


As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

BUYING SHARES


Shares of the fund may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


STEP 1

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each class.


MINIMUM INITIAL           MINIMUM ADDITIONAL
INVESTMENT 1                 INVESTMENTS                 MINIMUM BALANCE 1
--------------------------------------------------------------------------
INSTITUTIONAL SHARES
$5,000,000                       $1                         $5,000,000

SELECT SHARES(R)
$1,000,000                       $1                         $1,000,000



1 In the case of clients of Investment Managers, each minimum must be met at the individual client account level, not aggregated by the Investment Manager.


STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION           FEATURES
--------------------------------------------------------------------------------
Reinvestment     All dividends are invested automatically in shares of the fund.

Cash             You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.

WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

-  Your name.
- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).
- The name and share class (if applicable) of the fund whose shares you want to buy or sell.
-  The dollar amount you would like to buy, sell or exchange.
- When selling or exchanging shares by mail or fax, be sure to include the signature of at least one of the persons who's authorized to trade (either an accountholder or authorized Investment Manager).
- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.
-  When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

SELLING/EXCHANGING SHARES


USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.


When selling or exchanging shares, please be aware of the following policies:


-  The fund may take up to seven days to pay sale proceeds.


- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.


- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(TM) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


METHODS FOR PLACING DIRECT ORDERS


CLIENTS OF INVESTMENT MANAGERS



PHONE



If you are investing through an Investment Manager, contact your manager directly. If you do not have an Investment Manager, call 1-800-979-9004 for assistance.



SCHWABLINK(R)



Investment professionals should follow the transaction instructions in the SchwabLink manual; for trading assistance, call 1-800-367-5198.



MAIL



Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812



OTHER CLIENTS
SCHWAB BY PHONE(TM)



Automated Voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).




MAIL



Write to SchwabFunds(R)at:
P.O. Box 3812
Englewood, CO 80155-3812



IN PERSON



Visit the nearest Charles Schwab branch office.



You are automatically entitled to initiate transactions by telephone. The fund and Schwab will employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.



Investing in the fund.

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, after the close of the fund (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.



The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.



THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.
- To automatically redeem your shares if your balance falls below the maintenance minimum and is not increased to the required minimum after 30 days written notice. Owners of Institutional Shares must keep a minimum balance of $5 million. Owners of Select Shares(R) must keep a minimum balance of $1 million.
- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.

- To change or waive the fund's investment minimums.


- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


- To withdraw or suspend any part of the offering made by this prospectus.

SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS



If your Schwab account contains no cash or Sweep Shares of a fund, Schwab may redeem your shares in this or another fund without prior notification to you to cover the following items:



- negative balances in your Schwab account as a result of any securities transactions, including electronic funds transactions



- payment of your Schwab account checks or Visa debit card charges



- purchases you have made under an Automatic Investment Plan



Schwab may charge you a fee each time it must redeem shares of a fund under any of these circumstances.



Schwab will redeem shares from the fund with the highest balance first, unless the sum of your investments in the funds will not satisfy the total amount due. In that case, none of your shares in the funds will be redeemed.


DIVIDENDS AND TAXES


ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.



AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.



OWNERSHIP OF THE FUND MAY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.



WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the fund may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that the fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from the fund.



AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.



Investing in the fund

NOTES

NOTES

NOTES

To learn more


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBER


Schwab Municipal Money Fund - Institutional Shares and Select Shares(R) 811-5954


SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section)

WWW.SEC.GOV
PUBLICINFO@SEC.GOV

SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000

WWW.SCHWAB.COM



REG25341FLD



Schwab Municipal Money
Fund - Institutional
Shares and Select Shares(R)


PROSPECTUS
May 10, 2003

[CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION


                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES



                           SCHWAB MUNICIPAL MONEY FUND
                     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
                       SCHWAB FLORIDA MUNICIPAL MONEY FUND



                         VALUE ADVANTAGE INVESTMENTS(R)



            SCHWAB MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES (TM)
               SCHWAB MUNICIPAL MONEY FUND - INSTITUTIONAL SHARES
                 SCHWAB MUNICIPAL MONEY FUND - SELECT SHARES(R)
        SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES (TM)
         SCHWAB NEW YORK MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES (TM)



                                 APRIL 30, 2003
                             AS AMENDED MAY 10, 2003



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectuses dated April 30, 2003 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.



The funds' most recent annual reports are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.


The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                     Page
                                                                                     ----
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
SECURITIES, RISKS AND LIMITATIONS...............................................       2
MANAGEMENT OF THE FUNDS.........................................................      20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................      31
INVESTMENT ADVISORY AND OTHER SERVICES..........................................      31
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................      34
DESCRIPTION OF THE TRUST........................................................      36
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS...........................................................      37
TAXATION........................................................................      39
CALCULATION OF PERFORMANCE DATA.................................................      44
APPENDIX-RATINGS OF INVESTMENT SECURITIES.......................................      48

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Schwab Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.



Schwab California Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.



Schwab New York Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York state and local personal income tax.



Schwab New Jersey Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey personal income tax.



Schwab Pennsylvania Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.



Schwab Florida Municipal Money Fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund.

The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES


Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Schwab New Jersey Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Schwab Pennsylvania Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Schwab Florida Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Florida municipal money market securities. Under normal circumstances the fund will invest at least 80% of its assets in municipal money market securities that interest from which is exempt from federal income tax and so that its shares are exempt from the

Florida intangible tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.



Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                         INVESTMENT SECURITIES AND RISKS





BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).





COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.



CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund may invest more than 25% in private activity bonds and in municipal securities financing similar projects.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds as such regulations may be amended or interpreted from time to time.



FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.



Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.



Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other funds in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.




MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.


MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations ("municipal issuers"). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.


Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.


Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.




PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. Each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interests of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.






RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.



Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.

These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.





The following information is a brief summary of certain factors affecting the economies of the State of California, New York, New Jersey, Florida and Pennsylvania as of the date of this document and does not purport to be a complete description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of each State. In addition, the ratings of Moody's,

S&P and Fitch referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.



CALIFORNIA. The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.



California includes areas of geological instability and has in the past experienced major earthquakes that have resulted in significant economic damage. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.



Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State has experienced an economic recession in 2001 and a sluggish recovery in 2002 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors have resulted in a serious erosion of General Fund tax revenues.



The State's 2002-03 Budget projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, including stock option and capital gain realizations, have been particularly impacted. The May 2002 Revision to the Governor's Budget projected a combined budget gap 2001-02 and 2002-03 fiscal years of approximately 23.6 billion.



The 2003-04 Governor's Budget, released on January 10, 2003, projected a significant downward revision in State revenues as a result of the longer than expected economic recovery. The decline was mainly due to weak personal income tax revenues. As a result, the Administration projected a $34.6 billion budget shortfall for 2002-03 and 2003-04. The 2003-04 Budget addresses the gap by proposing cuts and savings, State-local program realignment, fund shifts, transfers/other revenue, and loans/borrowing. Although the budget does not propose any tax increases to support General Fund obligations, the budget does fund the State-local program realignment through dedicated revenue streams based on a sales tax increase, new tax brackets and an increased excise tax on cigarettes and other tobacco products. Many of these proposals are controversial and there can be no assurance which will eventually be enacted by the Legislature.



As of February 10, 2003, the State's general obligation bonds were rated A2 by Moody's, A by Standard & Poor's, and A by Fitch Ratings. On February 10, 2003, Moody's lowered its rating from A1 to A2 to reflect the magnitude of the imbalance between the State's revenues and expenditures, and the expectation the State will not be able to sufficiently address the imbalance in the upcoming fiscal year - given the inherent obstacles to reaching consensus on solutions to the problem. Citing a sharply higher General Fund deficit of $34.6 billion for fiscal years 2002-03 and 2003-04, in December 2002, Standard & Poor's lowered its rating to A from A+. Fitch's similarly lowered its rating to A from AA citing financial pressure since 2001, reflecting in part recessionary conditions and an unprecedented drop in personal income tax receipts which it expects to continue in 2003-04.

It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.



The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 9,800,000 (Los Angeles). The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.



The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.
Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment that changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.



Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the impact of this or related legislation can not be predicted.



Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.



The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.



NEW YORK. New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.



The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its Agencies and Authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that Agencies, Authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the Agencies or Authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the Agencies and the Authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected. Over the long term, the State and City face potential economic problems. The City accounts for a large portion of the State's population and personal income, and the City's financial health affects the State in numerous ways. The City continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements.



New York State. On May 15, 2002, the Governor and legislative leaders announced that they had come to an agreement on a final balanced 2002-2003 State Budget. The State Budget was enacted on May 16, 2002 and included actions to close the budget gap previously identified in the State Executive Budget plus an additional $1.4 billion gap identified in March and April 2002. The State Budget includes a series of one-time actions to close a projected budget gap. These actions included using available cash reserves and other fund balances; implementing a tax amnesty program; offering early retirement to state workers; and converting hard dollar capital financing to bonding while reducing overall capital authorizations. The State's Tax Stabilization Reserve Fund, a fund to address unforeseen budget needs, will be maintained at $710 million. A $1.0 billion tax cut is included in the State Budget targeted to job creation, victims of September 11, economic incentives to lower Manhattan and senior citizens.



Press reports in mid October 2002 indicated that the State's budget gap for the 2002-03 and 2003-04 fiscal years may have grown substantially. Furthermore, while the State Executive Budget projected potential budget gaps in fiscal years 2003-2004 and 2004-2005 the November Update now projects a substantially larger gap for 2003 - 2004. The most significant risks to the State's financial plan set forth in the State Executive Budget are the rate of layoffs related to September 11, and the impact of the event upon the City and the personal income statewide. However, experts predict that pay increases in the New York City metro area will range between 3 and 4% next year, below the 4 to 4.5% range of the last two years, thereby depressing growth in tax revenues. In addition, the occurrence of other terrorist attacks whether within or outside of New York could have a significant adverse effect on the State's economy. The volatility of the financial markets even before September 11 and its impact upon financial sector compensation and capital gains recognition by investors also represent a significant risk to the State's financial plan, as set forth in the State Executive Budget. The November Update listed additional factors which could adversely affect the State's financial situation, including: i) a slower rebound of the national and State economies which may possibly lead to a "double-dip" recession, ii) escalation of tensions in the Middle East and their impact on energy prices, iii) slowing growth in consumer spending, iv) absence of a rebound in investment spending, v) increased uncertainty regarding the timing of tax payments, and vi) further reductions in employment and compensation in the financial services industry.

The fiscal stability of the State is related to the fiscal stability of its public Authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. As of December 31, 2001, there were 17 Authorities that had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of all Authorities was $101 billion, only a portion of which constitutes State-supported or State-related debt. Authorities generally paying their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.



As of the date of this SAI, S&P rates the State's general obligation bonds AA, Moody's rates the State's general obligation bonds A2, and Fitch rates the State's general obligation bonds AA. In December 2002, Moody's changed its rating of the State's outlook from positive to stable.



New York City. The Mayor is responsible for preparing the City's four-year financial plan including the current financial plan for the 2003 through 2006 fiscal years. The Financial Plan projects revenues and expenditures for the 2003 fiscal year, balanced in accordance with GAAP after $677 million of discretionary and other transfers in fiscal year 2002 to pay debt service and other payments due in fiscal year 2003, and projects gaps of $3.7 billion, $4.2 billion and $4.6 billion for fiscal years 2004-2006, respectively. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors the effects of the September 11 attack on the City's economy; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; and adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor.



Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. Implementation of the Financial Plan is also dependent upon the ability to market the securities of the Transitional Finance Authority ("TFA"), which issues debt secured by personal income tax and sales tax revenues, TSASC Inc. ("TSASC"), which issues debt secured by revenues derived from the settlement of litigation with tobacco companies, and the New York City Municipal Water Finance Authority (the "Water Authority") which issues debt secured by water and sewer revenues. The TFA and TSASC were created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA and TSASC and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes. The City Comptroller and other agencies and public officials issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecasted in the City Plan.



As of the date of this SAI, Moody's, S&P and Fitch currently rate the City's outstanding general obligation bonds A2, A and A+, respectively. In November 2001, Moody's changed its rating of the City's outlook from stable to negative. Similarly, Standard & Poor's changed its outlook for the City to negative in November 2002.



Each of the State and New York City is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. The State believes that the State Plan includes sufficient reserves for the payment of judgments that may be required during the 2002-03 fiscal year. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2002 amounted to approximately $4.3 billion. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential reserves available for the payment of judgments.



PENNSYLVANIA. Pennsylvania had been historically identified as a heavy industry state although that reputation changed as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education, and financial institutions.



Following five years of budgetary surpluses, fiscal 2002 saw a revenue shortfall resulting from the economic slowdown, stock market decline and weakening of corporate profits. Despite modest expenditure reductions and increases revenue transfers, operations were balanced by effectively depleting the Tax Stabilization Reserve Fund. The fiscal 2003 budget was balanced with the use of one-time monies. The new administration, seated in January 2003, is reported to be considering a range of savings and revenue options to bring the budget back into structural balance.



The fiscal year 2003 estimate for Commonwealth revenues was prepared in June 2002 at the time of budget enactment based upon an economic forecast for national real gross domestic product to grow at a 3.9 percent rate from the second quarter of 2002 to the second quarter of 2003. The forecast anticipates that economic growth will recover from the 2001-2002 recession at a pace below that which normally follows a recession. Inflation is expected to be low for fiscal year 2003 and unemployment levels are believed to have peaked in the second quarter of 2002. Trends in the Pennsylvania economy are expected to maintain their current close association with national economic trends. Personal income growth in Pennsylvania is anticipated to remain slightly below that of the U.S., while the Pennsylvania unemployment rate is anticipated to be close to the national rate.



As of the date of this SAI, all outstanding general obligation bonds of the Commonwealth are rated AA by S&P, Aa2 by Moody's and AA by Fitch. The City of Philadelphia's long-term obligations supported by payments from the City's General Fund are rated BBB by S&P, Baa1 (underlying rating only) by Moody's and A by Fitch (underlying rating only), as of the date of this SAI.



A number of local governments in the Commonwealth, most notably Philadelphia, have from time to time faced fiscal stress, and have been unable to address serious economic, social, and health care problems within revenue constraints. Philadelphia's credit prospects have significantly improved but remain a challenge to the credit quality of Pennsylvania, longer term. In addition, the city of Pittsburgh is currently facing fiscal stress.

FLORIDA. The State of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. Its primary vulnerability is exposure to the business cycle affecting both the tourism and construction sectors. The management of rapid growth has been the major challenge facing state and local governments. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.



As of the date of this SAI, Florida's general obligation bonds have been rated in the "AA" category by both S&P (currently AA+) and Moody for over two decades. Currently, Fitch also rates Florida's general obligation bonds "AA". In July 2002 Moody's changed its outlook on Florida's "Aa2" rating to "Stable" from "Negative" citing improvements in sales tax revenue collections, prompt budget reductions in response to the post 9/11 revenue weakening and the state's tradition of conservative fiscal management.



Debt levels in the State of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation "full faith and credit" debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a more narrow pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes, or fuel taxes. The State of Florida issues general obligation debt for a variety of purposes; however, the State Constitution requires a specific revenue stream to be pledged to State general obligation bonds as well.



Revenue pressures are ongoing for the 2002/2003 budget year. State officials still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. Recently voters approved a plan to reduce public school class size; funding for the program, the cost of which is substantial, is expected to further pressure the State's and local school districts' budgets. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement may be a tax on consumer services, although this was tried unsuccessfully in the 1980s. The creation of a Florida personal income tax is a very remote possibility, since it would require an amendment to the State's Constitution and a higher level of political support than has currently been generated.



NEW JERSEY. As true of most states in 2002 and projected for 2003, financial position has deteriorated as a result of the softened economy, under-performing revenues and a structurally unbalanced budget. In March 2002, Moody's downgraded New Jersey from "AA1" to "AA2" and continues to maintain a "Negative" outlook. The downgrade reflected the sudden negative effect on the state's budget from revenue losses resulting from the depressed stock market and weakened financial services industry, which combined with across the board spending pressures and substantially reduced reserves are expected to strain state finances over the next two years. In June, 2002, S&P downgraded New Jersey from "AA+" to "AA" citing the downward revision in revenues and decrease in reserves leading to reduced financial flexibility and the increased likelihood that it would require several years to bring the state's budget into structural balance. S&P maintains a "Stable" outlook on the state's credit. As of the date of this SAI, Fitch maintains a rating of "AA" on New Jersey's general obligation bonds with a "Negative" rating watch. In general, New Jersey's credit quality reflects the diversification of its economy, a manageable but growing debt position and wealth levels much higher than the national average. The credit risk associated with direct obligations of the State of New Jersey and state agencies, including general obligation and revenue bonds, and lease debt, compares favorably to that of other states.

The State's debt burden is manageable in relation to the State's wealth and resources, but has increased significantly since 1991 as the State has financed capital outlays previously funded out of current revenues such as transportation improvements and pension liabilities. Tax-supported debt as measured against income and population is now among the highest in the U.S. Debt levels are expected to continue to increase as the state and the local school districts borrow in association with the School Construction Program. A positive credit factor for local government in New Jersey is the strong state oversight of local government operations. The State can and has seized control of mismanaged jurisdictions. In addition, the State guarantees the debt service of many local government bond issues such as those for school districts. Despite the strengths of New Jersey credit quality, there are risks. New Jersey has a number of older urban centers, including Newark and Camden, which present a continuing vulnerability with respect to economic and social problems. The cost of financing solid waste management continues to be a challenge to local government. There is pressure for property tax reform, and this too could adversely affect State finances in the future.



TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.


U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MUNICIPAL MONEY FUND MAY NOT:


(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities or make investments other than in accordance with investment objectives and policies.

SCHWAB MUNICIPAL MONEY FUND MAY NOT:


(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND AND SCHWAB FLORIDA MUNICIPAL MONEY FUND MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.



Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.



Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.



Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.



EACH FUND MAY NOT:



(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).



(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).



(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may
    (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.



(6) Invest more than 10% of its net assets in illiquid securities.



(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.



THE SCHWAB MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND, THE SCHWAB NEW YORK MUNICIPAL MONEY FUND, THE SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND AND THE SCHWAB FLORIDA MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).



Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.



                             MANAGEMENT OF THE FUNDS



Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 7 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



The information is provided as of December 31, 2002. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (the "fund complex"), which, as of December 31, 2002, included 45 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                 TERM OF
                                 OFFICE
                                  AND               PRINCIPAL
NAME AND         POSITION(S)    LENGTH OF          OCCUPATIONS
DATE OF           WITH THE        TIME             DURING THE                 OTHER
 BIRTH             TRUST         SERVED 1        PAST FIVE YEARS          DIRECTORSHIPS
                              INDEPENDENT TRUSTEES

DONALD F.        Trustee        Trustee of       Chief Executive
DORWARD                         The Charles      Officer, Dorward &
September 23,                   Schwab           Associates
1931                            Family of        (corporate
                                Funds since      management,
                                1989.            marketing and
                                                 communications
                                                 consulting firm).
                                                 From 1996 to 1999,
                                                 Executive Vice
                                                 President and
                                                 Managing Director,
                                                 Grey Advertising.

ROBERT G.        Trustee        Trustee of       Chairman, Chief
HOLMES                          The Charles      Executive Officer
May 15, 1931                    Schwab           and Director,
                                Family of        Semloh Financial,
                                Funds since      Inc. (international
                                1989.            financial services
                                                 and investment
                                                 advisory firm).

DONALD R.        Trustee        Trustee of       Managing Partner,
STEPHENS                        The Charles      D.R. Stephens &
June 28, 1938                   Schwab           Company
                                Family of        (investments). Prior
                                Funds since      to 1996, Chairman
                                1989.            and Chief Executive
                                                 Officer of North
                                                 American Trust (real
                                                 estate investment
                                                 trust).


-------------------------------


1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

MICHAEL W.       Trustee        Trustee of       Chairman and Chief
WILSEY                          The Charles      Executive Officer,
August 18, 1943                 Schwab           Wilsey Bennett, Inc.
                                Family of        (truck and air
                                Funds since      transportation, real
                                1989.            estate investment
                                                 and management,
                                                 and investments).

MARIANN          Trustee        Trustee of       Chairman of JDN          Ms. Byerwalter also
BYERWALTER                      The Charles      Corporate Advisory       is on the Board of
August 13, 1960                 Schwab           LLC. From 1996 to        Trustees of
                                Family of        2001, Ms.                Stanford
                                Funds since      Byerwalter was the       University,
                                2000.            Vice President for       America First
                                                 Business Affairs and     Companies,
                                                 Chief Financial          Omaha, NE
                                                 Officer of Stanford      (venture
                                                 University and, in       capital/fund
                                                 2001, Special            management),
                                                 Advisor to the           Redwood Trust,
                                                 President of Stanford    Inc. (mortgage
                                                 University. 2            finance), Stanford
                                                                          Hospitals and
                                                                          Clinics, SRI
                                                                          International
                                                                          (research), PMI
                                                                          Group, Inc.
                                                                          (mortgage
                                                                          insurance) and
                                                                          Lucile Packard
                                                                          Children's
                                                                          Hospital; Director
                                                                          until 2002,
                                                                          LookSmart, Ltd.
                                                                          (an Internet
                                                                          infrastructure
                                                                          company).

WILLIAM A.       Trustee        Trustee of       Co-Chief Executive       Mr. Hasler also is
HASLER                          The Charles      Officer, Aphton          on the Board of
November 22,                    Schwab           Corporation (bio-        Directors of
1941                            Family of        pharmaceuticals).        Solectron
                                Funds since      Prior to August          Corporation
                                2000.            1998, Mr. Hasler         (manufacturing),
                                                 was Dean of the          Tenera, Inc.


-----------------------------


2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                 Haas School of           (services and
                                                 Business at the          software), Airlease
                                                 University of            Ltd. (aircraft
                                                 California, Berkeley     leasing), Mission
                                                 (higher education).      West Properties
                                                                          (commercial real
                                                                          estate) and Digital
                                                                          Microwave
                                                                          Corporation (a
                                                                          network equipment
                                                                          corporation).

GERALD B.        Trustee        Trustee of       Since 1990,              Mr. Smith is also
SMITH                           The Charles      Chairman and Chief       on the Board of
September 28,                   Schwab           Executive Officer        Directors of
1950                            Family of        and founder of           Rorento N.V.
                                Funds since      Smith Graham &           (investments -
                                2000.            Co. (investment          Netherlands) and
                                                 advisors).               Cooper Industries
                                                                          (electrical products,
                                                                          tools and
                                                                          hardware), and is a
                                                                          member of the audit
                                                                          committee of
                                                                          Northern Border
                                                                          Partners, L.P.
                                                                          (energy); Director
                                                                          until 2002, Pennzoil
                                                                          Quaker State
                                                                          Company (oil and
                                                                          gas).

                                INTERESTED TRUSTEES

CHARLES R.       Chairman and   Chairman         Chairman, Co-Chief        Director, U.S. Trust
SCHWAB 3         Trustee        and Trustee      Executive Officer         Corporation, United
July 29, 1937                   of The           and Director, The         States Trust
                                Charles          Charles Schwab            Company of New
                                Schwab           Corporation; Chief        York, The Gap, Inc.
                                Family of        Executive Officer         (a clothing retailer),
                                Funds since      and Director,             Siebel Systems (a
                                1989.            Schwab Holdings,          software company)
                                                 Inc.; Chairman and        and Xign, Inc. (a
                                                 Director, Charles         developer of
                                                 Schwab & Co., Inc.,       electronic payment


--------------------------------





3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                 Charles Schwab           systems); Trustee,
                                                 Investment               Board of Trustees
                                                 Management, Inc.;        of Stanford
                                                 Chairman, Charles        University, since
                                                 Schwab Holdings          1993; Director until
                                                 (UK); Chairman and       January 1999,
                                                 Chief Executive          Schwab Retirement
                                                 Officer, Schwab          Plan Services, Inc.,
                                                 (SIS) Holdings, Inc.     Mayer &
                                                 I, Schwab                Schweitzer, Inc. (a
                                                 International            securities brokerage
                                                 Holdings, Inc.           subsidiary of The
                                                                          Charles Schwab
                                                                          Corporation),
                                                                          Performance
                                                                          Technologies, Inc.
                                                                          (technology
                                                                          company),
                                                                          TrustMark, Inc.;
                                                                          Director until July
                                                                          2001, The Charles
                                                                          Schwab Trust
                                                                          Company; Director
                                                                          until March 2002,
                                                                          Audiobase, Inc.
                                                                          (full-service audio
                                                                          solutions for the
                                                                          Internet); Director
                                                                          until May 2002,
                                                                          Vodaphone
                                                                          AirTouch PLC (a
                                                                          telecommunications
                                                                          company).

JOHN PHILIP      Trustee        Trustee of       Vice Chairman and        Director,
COGHLAN                         The Charles      Executive Vice           Performance
May 6, 1951                     Schwab           President, The           Technologies, Inc.,
                                Family of        Charles Schwab           (technology
                                Funds since      Corporation; Vice        company);
                                2000.            Chairman and             Director, Charles
                                                 President - Retail,      Schwab Asset
                                                 Charles Schwab &         Management
                                                 Co., Inc.; Director,     (Ireland) Ltd. and
                                                 Charles Schwab           Charles Schwab
                                                 Investment               Worldwide Funds
                                                 Management, Inc.;        PLC until March
                                                 President, Chief         2002.
                                                 Executive Officer
                                                 and Director, The
                                                 Charles Schwab

                                                 Trust Company;
                                                 Chairman and
                                                 Director, Schwab
                                                 Retirement Plan
                                                 Services, Inc.,
                                                 Schwab Retirement
                                                 Technologies, Inc.
                                                 (formerly
                                                 TrustMark, Inc.).
                                                 Prior to July 2002,
                                                 Mr. Coghlan was
                                                 Vice Chairman and
                                                 Enterprise President,
                                                 Retirement Plan
                                                 Services and
                                                 Services for
                                                 Investment
                                                 Managers, Charles
                                                 Schwab & Co., Inc.

JEFFREY M.       Trustee        Trustee of       Executive Vice
LYONS 3                         The Charles      President, Asset
February 22,                    Schwab           Management
1955                            Family of        Products & Services
                                Funds since      since September
                                2002.            2001, Charles
                                                 Schwab & Co., Inc.
                                                 Prior to September
                                                 2001, Mr. Lyons
                                                 was Executive Vice
                                                 President, Mutual
                                                 Funds, Charles
                                                 Schwab & Co., Inc.

                                OFFICERS

RANDALL W.       President and  Officer of       President and Chief
MERK             Chief          The Charles      Executive Officer,
July 25, 1954    Executive      Schwab           Charles Schwab
                 Officer        Family of        Investment
                                Funds since      Management, Inc.
                                2002.            and Executive Vice
                                                 President, Charles
                                                 Schwab & Co., Inc.
                                                 Prior to September
                                                 2002, Mr. Merk was
                                                 President and Chief


------------------------------


3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                 Investment Officer,
                                                 American Century
                                                 Investment
                                                 Management, and
                                                 Director, American
                                                 Century Companies,
                                                 Inc. (June 2001 to
                                                 August 2002); Chief
                                                 Investment Officer,
                                                 Fixed Income,
                                                 American Century
                                                 Companies, Inc.
                                                 (January 1997 to
                                                 June 2001).

TAI-CHIN         Treasurer and  Officer of       Senior Vice              Director, Charles
TUNG             Principal      The Charles      President and Chief      Schwab Asset
March 7, 1951    Financial      Schwab           Financial Officer,       Management
                 Officer.       Family of        Charles Schwab           (Ireland) Limited
                                Funds since      Investment               and Charles
                                1996.            Management, Inc.;        Schwab Worldwide
                                                 Vice President, The      Funds PLC.
                                                 Charles Schwab
                                                 Trust Company.

STEPHEN B.       Senior Vice    Officer of       Director, Senior
WARD             President and  The Charles      Vice President and
April 5, 1955    Chief          Schwab           Chief Investment
                 Investment     Family of        Officer, Charles
                 Officer.       Funds since      Schwab Investment
                                1991.            Management, Inc.;
                                                 Chief Investment
                                                 Officer, The Charles
                                                 Schwab Trust
                                                 Company.

KOJI E.          Secretary      Officer of       Senior Vice
FELTON                          The Charles      President, Chief
March 13, 1961                  Schwab           Counsel and
                                Family of        Assistant Corporate
                                Funds since      Secretary, Charles
                                1998.            Schwab Investment
                                                 Management, Inc.
                                                 Prior to June 1998,
                                                 Mr. Felton was a
                                                 Branch Chief in
                                                 Enforcement at the
                                                 U.S. Securities and
                                                 Exchange Commission
                                                 in San Francisco.

The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for each fund. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.



At the May 22, 2002 meeting, the Board of Trustees, including a majority of independent trustees, approved the funds' investment advisory and administration agreements (the "Agreements") with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreements; (2) the funds' expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.



First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.



Second, with respect to the funds' expenses under the Agreements, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.



Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.



Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser from their relationship with the portfolio, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. The Board also considered information about average expense ratios of portfolios in each portfolio's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total portfolio expenses from exceeding a specified cap.



In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.



                               TRUSTEE COMMITTEES



The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



The trust has a Nominating Committee, that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.



The following table provides trustee compensation information as of December 31, 2002. Unless otherwise stated, information is for the fund complex.



                                       ($)
                             Aggregate Compensation 1
                                    From the:

                                                               Pension or
                                     Schwab     Schwab New     Retirement              ($)
                         Schwab    California      York      Benefits Accrued   Total Compensation
                       Municipal   Municipal    Municipal    as Part of Fund         from Fund
Name of Trustee        Money Fund  Money Fund   Money Fund      Expenses             Complex 2
Charles R. Schwab             0           0            0           N/A                     0

John Philip Coghlan           0           0            0           N/A                     0

Jeremiah H.
Chafkin 3                     0           0            0           N/A                     0

Jeffrey M. Lyons 4            0           0            0           N/A                     0

Mariann Byerwalter      $ 7,874     $ 6,150      $ 4,275           N/A             $ 152,275


-------------------------------


1 Compensation for the fiscal period ending December 31, 2002.



2 Unless otherwise stated, information is for the fund complex, which included
  45 funds as of December 31, 2002.



3 Mr. Chafkin resigned from the board effective May 22, 2002.



4 Appointed to the board on May 22, 2002.

                                       ($)
                             Aggregate Compensation 1
                                    From the:

                                                               Pension or
                                     Schwab     Schwab New     Retirement              ($)
                         Schwab    California      York      Benefits Accrued   Total Compensation
                       Municipal   Municipal    Municipal    as Part of Fund         from Fund
Name of Trustee        Money Fund  Money Fund   Money Fund      Expenses             Complex 2
Donald F. Dorward       $  7,894    $  6,166     $  4,286          N/A              $ 153,275

William A. Hasler       $  7,894    $  6,166     $  4,286          N/A              $ 153,275

Robert G. Holmes        $  7,894    $  6,166     $  4,286          N/A              $ 153,275

Gerald B. Smith         $  7,874    $  6,150     $  4,275          N/A              $ 152,275

Donald R. Stephens      $  7,874    $  6,150     $  4,275          N/A              $ 152,275

Michael W. Wilsey       $  7,588    $  5,929     $  4,124          N/A              $ 147,550



                                       ($)
                             Aggregate Compensation 1
                                    From the:

                                                                    Pension or
                       Schwab New    Schwab                         Retirement              ($)
                         Jersey    Pennsylvania  Schwab Florida   Benefits Accrued   Total Compensation
                       Municipal    Municipal      Municipal      as Part of Fund         from Fund
Name of Trustee        Money Fund   Money Fund     Money Fund       Expenses             Complex 2
Charles R. Schwab              0           0               0            N/A                        0

John Philip Coghlan            0           0               0            N/A                        0

Jeremiah H. Chafkin 3          0           0               0            N/A                        0

Jeffrey M. Lyons 4             0           0               0            N/A                        0

Mariann Byerwalter      $  3,849    $  3,807       $   4,016            N/A              $   152,275

Donald F. Dorward       $  3,859    $  3,817       $   4,027            N/A              $   153,275

William A. Hasler       $  3,859    $  3,817       $   4,027            N/A              $   153,275

Robert G. Holmes        $  3,859    $  3,817       $   4,027            N/A              $   153,275

Gerald B. Smith         $  3,849    $  3,807       $   4,016            N/A              $   152,275

Donald R. Stephens      $  3,849    $  3,807       $   4,016            N/A              $   152,275

Michael W. Wilsey       $  3,714    $  3,673       $   3,875            N/A              $   147,550


------------------------------


1 Compensation for the fiscal period ending December 31, 2002.



2 Unless otherwise stated, information is for the fund complex, which included
  45 funds as of December 31, 2002



3 Mr. Chafkin resigned from the board effective May 22, 2002.



4 Appointed to the board on May 22, 2002.

The following chart provides each trustee's equity ownership of a fund and ownership of the fund complex as of December 31, 2002.



                                       Dollar Range of Trustee
                                        Ownership of the Fund:

                                               Schwab
                                             California         Schwab New        Aggregate Dollar Range Of
                      Schwab Municipal       Municipal        York Municipal    Trustee Ownership In the Fund
Name of Trustee          Money Fund          Money Fund         Money Fund                 Complex
Charles R. Schwab        $1-$10,000         Over $100,000          None                Over $100,000

John Philip Coghlan         None           $10,001-$50,000         None               $10,001-$50,000

Jeffrey M. Lyons            None           $10,001-$50,000         None               $10,001-$50,000

Mariann Byerwalter          None                None               None               $1-$10,000

Donald F. Dorward           None                None               None               $10,001-$50,000

William A. Hasler           None                None               None               $50,001-$100,000

Robert G. Holmes            None                None               None                Over $100,000

Gerald B. Smith             None                None               None                Over $100,000

Donald R. Stephens          None                None               None                Over $100,000

Michael W. Wilsey           None                None               None                Over $100,000




                                       Dollar Range of Trustee
                                        Ownership of the Fund:

                                               Schwab          Schwab
                      Schwab New Jersey     Pennsylvania       Florida            Aggregate Dollar Range Of
                       Municipal Money        Municipal       Municipal         Trustee Ownership In the Fund
Name of Trustee             Fund             Money Fund       Money Fund                   Complex
Charles R. Schwab           None                None             None                  Over $100,000

John Philip Coghlan         None                None             None                 $10,001-$50,000

Jeffrey M. Lyons            None                None             None                 $10,001-$50,000

Mariann Byerwalter          None                None             None                 $1-$10,000

Donald F. Dorward           None                None             None                 $10,001-$50,000

William A. Hasler           None                None             None                 $50,001-$100,000

Robert G. Holmes            None                None             None                  Over $100,000

Gerald B. Smith             None                None             None                  Over $100,000

Donald R. Stephens          None                None             None                  Over $100,000

Michael W. Wilsey           None                None             None                  Over $100,000

                           DEFERRED COMPENSATION PLAN



Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



As of May 6, 2003, the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of May 5, 2003, no person or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund, except that The Charles Schwab Trust Co. owned of record 86.66% of Schwab Institutional Money Fund and owned of record 54.38% of Schwab Retirement Money Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES



                               INVESTMENT ADVISER



Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. 1 As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.



First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%



For the period between April 30, 1999 and June 1, 2001, for its advisory services to each fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.38% of each fund's average daily net assets of the first $1 billion, 0.35% over $1 billion but not exceeding $10 billion, 0.32% over $10 billion but not exceeding $20 billion, and 0.30% of such assets over $20 billion.



For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab Municipal Money Fund paid investment advisory fees of $16,243,000 (fees were reduced by $14,994,000), $20,325,000 (fees were reduced by $15,884,000) and $23,110,000
(fees were reduced by $16,061,000), respectively.


-----------------------


1 Effective May 9, 2003 Charles R. Schwab will step down as Co-Chief Executive officer.

For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab California Municipal Money Fund paid investment advisory fees of $10,171,000 (fees were reduced by $9,824,000), $12,017,000 (fees were reduced by $9,450,000) and
$13,891,000 (fees were reduced by $9,274,000), respectively.



For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab New York Municipal Money Fund paid investment advisory fees of $2,053,000 (fees were reduced by $1,900,000), $2,844,000 (fees were reduced by $2,363,000) and
$3,342,000 (fees were reduced by $2,495,000), respectively.



For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab New Jersey Municipal Money Fund paid investment advisory fees of $299,000 (fees were reduced by $696,000), $481,000 (fees were reduced by $879,000) and $590,000
(fees were reduced by $940,000), respectively.



For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab Pennsylvania Municipal Money Fund paid investment advisory fees of $203,000 (fees were reduced by $522,000), $285,000 (fees were reduced by $677,000) and $394,000
(fees were reduced by $693,000), respectively.



For the fiscal years ended December 31, 2000, 2001 and 2002, Schwab Florida Municipal Money Fund paid investment advisory fees of $709,000 (fees were reduced by $2,216,000), $787,000 (fees were reduced by $2,354,000) and $932,000
(fees were reduced by $2,530,000), respectively.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2004, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of each of the Sweep Shares of the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund, the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund and the Schwab Florida Municipal Money Fund will not exceed 0.66%, 0.65%, 0.69%, 0.65%, 0.65% and 0.66%, respectively, of each class' average daily net assets. Prior to 4/30/03, the investment adviser and Schwab had voluntarily further reduced the Florida Municipal Money Fund's annual operating expenses to 0.59%.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2004, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of each of the Value Advantage Shares of the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will not exceed 0.45%, of each class' average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least May 10, 2004, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Municipal Money Fund's - Institutional Shares and Select Shares will not exceed 0.24% and 0.35 %, respectively.



The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment- related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR



Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.



                     SHAREHOLDER SERVICES AND TRANSFER AGENT



Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.25% of the Sweep Shares' average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.05% of each share class' average daily net assets.



For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.20% of the Sweep Shares' average daily net assets.



For the services performed as shareholder services agent under its contract with the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares, payable monthly in the amount of 0.17% of each share class' average daily net assets. Prior to June 1, 2001, the annual fee for shareholder services with respect to each class other than the Institutional Shares which did not exist prior to June 1, 2001 was 0.20% of average daily net assets for certain of these share classes.



                          CUSTODIAN AND FUND ACCOUNTANT



PFPC Trust Company, 8800 Tinicum Blvd, Third Floor, Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS



The funds' independent accountants, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2002, are included in the funds' annual report, which is a separate report supplied with the SAI.



                                 OTHER EXPENSES



The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES



                               PORTFOLIO TURNOVER



Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.



                             PORTFOLIO TRANSACTIONS



Each of the funds paid no brokerage commissions during the last three fiscal years.



The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.



The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.



                             REGULAR BROKER-DEALERS



Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund;
(2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2002, no fund purchased securities issued by its regular broker-dealers.



                            DESCRIPTION OF THE TRUST



Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class' minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.



The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.



Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.



As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.



           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                              SHAREHOLDER DOCUMENTS



                  PURCHASING AND REDEEMING SHARES OF THE FUNDS



The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2003: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.



As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.



Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



Each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares. Schwab Municipal Money Fund is composed of four share classes. Each fund's share classes share a common investment portfolio and objective. The Sweep

Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account, although shares also may be purchased directly. The Value Advantage, Select and Institutional Shares do not have a sweep feature, but rather must be purchased directly.



                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.



The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.



                                PRICING OF SHARES



Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.



The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.



If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.



                                    TAXATION



                      FEDERAL TAX INFORMATION FOR THE FUNDS



It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.



The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.



                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS



The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.



On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.



Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.



The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.



Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment companies.



Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.



If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.



Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.



Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."



Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.



                            STATE TAX CONSIDERATIONS



The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.



                          CALIFORNIA TAX CONSIDERATIONS



The Schwab California Municipal Money Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.



If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under

California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.



Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.



Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.



Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.



                           NEW YORK TAX CONSIDERATIONS



Dividends paid by the Schwab New York Municipal Money Fund that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.



Other dividends and distributions from other state's municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.



                          NEW JERSEY TAX CONSIDERATIONS



Under current law, investors in the Schwab New Jersey Municipal Money Fund will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the disposition
of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.



However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund.



For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.



Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.



                         PENNSYLVANIA TAX CONSIDERATIONS



For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab Pennsylvania Municipal Money Fund from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.



Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.



The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.



                             FLORIDA INTANGIBLE TAX



Florida does not currently impose an income tax on individuals; therefore distributions made by the Schwab Florida Municipal Money Fund to Florida residents will not be subject to state income taxes in Florida. Distributions made to shareholders which are Florida corporations may be subject to Florida's corporate income tax. If you are subject to income tax in a state other than Florida, the dividends derived from Florida state and municipal obligations may be taxable.



Florida imposes an intangible personal property tax of 0.10% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangible tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The shares of the Florida fund will be exempt from Florida's intangible tax for any given year, if as of the close of business on December 31st of the previous year, 90% or more of the net asset value of the fund's assets consists of exempt securities.



Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund may have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.



                         CALCULATION OF PERFORMANCE DATA



The funds' seven-day yields based on the seven days ended December 31, 2002 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                     Seven-Day Yield as of December 31, 2002



Schwab Municipal Money Fund

     Sweep Shares                                              0.83%

     Value Advantage Shares                                    1.04%

Schwab California Municipal Money Fund

     Sweep Shares                                              0.76%

     Value Advantage Shares                                    0.96%

Schwab New York Municipal Money Fund

     Sweep Shares                                              0.82%

     Value Advantage Shares                                    1.06%

Schwab New Jersey Municipal Money Fund

     Sweep Shares                                              0.77%

Schwab Pennsylvania Municipal Money Fund

     Sweep Shares                                              0.87%

Schwab Florida Municipal Money Fund

     Sweep Shares                                              0.84%



The funds' effective seven-day yields based on the seven days ended December 31, 2002 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                Seven-Day Effective Yield as of December 31, 2002



Schwab Municipal Money Fund

     Sweep Shares                                              0.83%

     Value Advantage Shares                                    1.05%

Schwab California Municipal Money Fund

     Sweep Shares                                              0.76%

     Value Advantage Shares                                    0.96%

Schwab New York Municipal Money Fund

     Sweep Shares                                              0.82%

     Value Advantage Shares                                    1.07%

Schwab New Jersey Municipal Money Fund

     Sweep Shares                                              0.77%

Schwab Pennsylvania Municipal Money Fund

     Sweep Shares                                              0.87%

Schwab Florida Municipal Money Fund

     Sweep Shares                                              0.84%



The funds' taxable-equivalent seven-day yields based on the seven-days ended December 31, 2002 are stated below and were calculated by dividing that portion of a fund's seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of a fund's yield that is not tax-exempt.



           Seven-Day Taxable-Equivalent Yield as of December 31, 2002

Schwab Municipal Money Fund

     Sweep Shares                                              1.34%

     Value Advantage Shares                                    1.70%

Schwab California Municipal Money Fund

     Sweep Shares                                              1.35%

     Value Advantage Shares                                    1.71%

Schwab New York Municipal Money Fund

     Sweep Shares                                              1.48%

     Value Advantage Shares                                    1.93%

Schwab New Jersey Municipal Money Fund

     Sweep Shares                                              1.33%

Schwab Pennsylvania Municipal Money Fund

     Sweep Shares                                              1.45%

Schwab Florida Municipal Money Fund

     Sweep Shares                                              1.36%



The funds' taxable-equivalent effective seven-day yields based on the seven-days ended December 31, 2002 are stated below and were calculated by dividing that portion of a fund's effective seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of a fund's effective yield that is not tax-exempt.



      Seven-Day Taxable-Equivalent Effective Yield as of December 31, 2002



Schwab Municipal Money Fund

     Sweep Shares                                              1.35%

     Value Advantage Shares                                    1.71%

Schwab California Municipal Money Fund

     Sweep Shares                                              1.36%

     Value Advantage Shares                                    1.72%

Schwab New York Municipal Money Fund

     Sweep Shares                                              1.49%

     Value Advantage Shares                                    1.95%

Schwab New Jersey Municipal Money Fund

     Sweep Shares                                              1.34%

Schwab Pennsylvania Municipal Money Fund

     Sweep Shares                                              1.46%

Schwab Florida Municipal Money Fund                            1.37%

     Sweep Shares



The above taxable-equivalent yields assume a 2002 maximum federal income tax rate of 38.60% for the Schwab Municipal Money Fund and the Schwab Florida Municipal Money Fund, and a combined federal, state and local (if any) personal income tax rate of 44.31% for the Schwab California Municipal Money Fund, 42.51% for the Schwab New Jersey Municipal Money Fund, 40.32% for the Schwab Pennsylvania Municipal Money Fund, and 45.05% for the Schwab New York Municipal Money Fund.



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2002.



The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES



                                COMMERCIAL PAPER



                            MOODY'S INVESTORS SERVICE



Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.



                          STANDARD & POOR'S CORPORATION



An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                                   FITCH, INC.



F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.



              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS



                            MOODY'S INVESTORS SERVICE



Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.



                          STANDARD & POOR'S CORPORATION



An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23.          Financial Statements and Exhibits.

    (b)       Exhibits

    (a)       Articles of      Amended and Restated Agreement and Declaration
              Incorporation    of Trust, dated May 9, 1995, is incorporated by
                               reference to Exhibit (1), File No. 811-5954 of
                               Post-Effective Amendment No. 33 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

    (b)       By-laws          Amended and Restated By-Laws are incorporated by
                               reference to Exhibit (2), File No. 811-5954 of
                               Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on March 29, 1996.

    (c)       Instruments      (i)      Article III, Sections 4 and 5; Article
              Defining                  IV, Section 1; Article V; Article VI,
              Rights of                 Section 2; Article VIII, Section 4; and
              Shareholders              Article IX, Sections 1, 4 and 7 of the
                                        Agreement and Declaration of Trust are
                                        incorporated by reference to Exhibit
                                        (1), File 811-5954 above.

                               (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit
                                        (2), File 811-5954 above.

    (d)       Investment       (i)      Investment Advisory and Administration
              Advisory                  Agreement between Registrant and Charles
              Contracts                 Schwab Investment Management, Inc. (the
                                        "Investment Adviser") with respect to
                                        Schwab Money Market Fund, Schwab
                                        Government Money Fund and Schwab
                                        Municipal Money Fund, dated April 30,
                                        1999, is incorporated herein by
                                        reference to Exhibit (d) (i), File No.
                                        811-5954 of Post-Effective Amendment
                                        No. 37 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 27, 1999.

                               (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to
                                        Exhibit 5(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                               (iii) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                        Exhibit 5(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                                (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.


                               (v) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is electronically filed herewith as Exhibit (d)(v), File No. 811-5954.


                               (vi) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                               (vii) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money
                                        Fund,(R)Schwab Retirement Money
                                        Fund,(R)and Schwab New York Municipal
                                        Money Fund, dated June 15, 1994, is
                                        incorporated herein by reference to
                                        Exhibit (5)(g), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.


                               (viii) Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is electronically filed herewith as Exhibit (d)(viii), File No. 811-5954.

    (e)       Underwriting     (i)      Distribution Agreement between
              Contracts                 Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated June 15, 1994, is incorporated herein by reference to
                                        Exhibit (6)(a), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.


                               (ii) Schedule A to the Distribution Agreement between Registrant and Schwab is electronically filed herewith as Exhibit
                                        (e)(ii), File No. 811-5954.


    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

    (g)       Custodian        (i)      Custodian Services Agreement between
              Agreements                Registrant and PFPC Trust Company dated
                                        May 22, 2002, is incorporated herein by
                                        reference to Exhibit (g)(i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                               (ii) Accounting Services Agreement between Registrant and PFPC Inc. dated May 22, 2002, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on December 15, 2002.


                               (iii)    Foreign Custody Agreement between
                                        Registrant and Schwab dated May 22,
                                        2002, is incorporated herein by
                                        reference to Exhibit (a)(iii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.



                                (iv)    Amended and Restated Transfer Agency
                                        Agreement and Schedule B between
                                        Registrant and Schwab dated June 5,
                                        1995, is incorporated herein by
                                        reference to Exhibit (8)(e), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed February 14, 1998.



                               (v) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is electronically filed herewith as Exhibit (g)(v), File No. 811-5954.

                               (vi) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit (8)(h), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above is incorporated herein by reference to Exhibit (8)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (viii) Schedules A and C to the Shareholder Service Agreement is electronically filed herewith as Exhibit (g)(viii), File No. 811-5954.



    (h)       Other Material            Inapplicable.
              Contracts



    (i)       Legal                     Filed herein as Exhibit (i), File No.
              Opinion                   811-5954.



    (j)       Other                     Inapplicable.
              Opinion



    (k)       Omitted                   Inapplicable.
              Financial
              Statements



    (l)       Initial          (i)      Purchase Agreement between Registrant
              Capital                   and Schwab relating to the Schwab U.S.
              Agreements                herein by reference to Exhibit (13)(a),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Treasury Money Fund
                                        is incorporated Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14,
                                        1998.



                               (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                               (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.



                               (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                               (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.



                               (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                               (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit (l)(xiii), File No. 811-5954 of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A was electronically filed on February 24, 2003.



                                (xiv) Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts Municipal Money Fund is electronically filed herewith as Exhibit
                                        (l)(xiv), File No. 811-5954.



                               (xv)     Form of Purchase Agreement between
                                        Registrant and Schwab relating to the
                                        Schwab Municipal Money Fund -
                                        Institutional Shares and Select Shares
                                        is electronically filed herewith as
                                        Exhibit (l)(xv), File No. 811-5954.



    (m)       Rule 12-b1 Plan



    (n)       Financial                 Inapplicable
              Data
              Schedules

    (o)       Rule 18f-3 Plan  (i)      Amended and Restated Multiple Class Plan
                                        and Schedule A is electronically filed
                                        herewith as Exhibit (o)(i), File No.
                                        811-5954.


    (p)       Power of         (i)      Power of Attorney executed by Mariann
              Attorney                  Byerwalter, September 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement
                                        on Form N-1A, was electronically filed
                                        on November 15, 2002.

                               (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (ix)     Power of Attorney executed by John
                                        Coghlan, September 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(ix), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                               (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                               (xii)    Certificate of Assistant Secretary
                                        executed by Alice L. Schulman, September
                                        20, 2001, is incorporated herein by
                                        reference to Exhibit (p) (xii) to File
                                        No. 811-5954 of Post-Effective Amendment
                                        No. 41 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on November 15,
                                        2001.

Item 24.          Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.          Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding.

However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

  Name and Position
   with Registrant                             Name of Company                                Capacity
------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief
Executive Officer and
Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

Name and Position
 with Registrant                             Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 Stanford University                               Trustee

                                 Audiobase, Inc.                                   Director until March 2002

                                 Vodaphone AirTouch PLC                            Director until May 2002

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

Name and Position
 with Registrant                                Name of Company                                Capacity
--------------------------------------------------------------------------------------------------------------------
                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President -
Trustee                                                                            Retail. Prior to July 2002, Mr.
                                                                                   Coghlan was Vice Chairman and
                                                                                   Enterprise President-Retirement
                                                                                   Plan Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

    Name and Position
     with Registrant                         Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President. Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President  -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

   Name and Position
    with Registrant                           Name of Company                                    Capacity
--------------------------------------------------------------------------------------------------------------------
Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                 (c) Not applicable.

Item 28.         Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29.         Management Services.

Not applicable.

Item 30.         Undertakings.

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 52 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 8th day of May, 2003.

                              CHARLES SCHWAB FAMILY OF FUNDS
                              Registrant

                              Charles R. Schwab*
                              ---------------------------------
                              Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 8th day of May, 2003.


Signature                                       Title
---------                                       ------
Charles R. Schwab*                              Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                                President and Chief Executive Officer
----------------
Randall W. Merk

John Philip Coghlan*                            Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                                     Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                             Trustee
----------------------
Mariann Byerwalter

Donald F. Dorward*                              Trustee
-------------------
Donald F. Dorward

William A. Hasler*                              Trustee
----------------------
William A. Hasler

Robert G. Holmes*                               Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                             Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                              Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                                  Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ----------------------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXH. NO.                                 DOCUMENT
--------                                 --------
(d)(v)            Schedule A - Investment Advisory and Administration Agreement
(d)(viii)         Schedule D - Investment Advisory and Administration Agreement
(e)(ii)           Schedule A - Distribution Agreement
(g)(v)            Schedule A and C Transfer Agency Agreement
(g)(viii)         Schedule A and C Shareholder Agreement
(i)               Legal Opinion
(l)(xiv)          Purchase Agreement
(l)(xv)           Purchase Agreement
(o)(i)            Multiple Class Plan